Financial risk management - Maturity Analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Loan repayment percentage	1.00%	1.00%
Repayment of current borrowings in future years	$ 9.6	€ 8,700,000	€ 8,700,000
Financial liabilities, undiscounted cash flows		3,185,000,000	2,659,400,000
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		717,700,000	706,400,000
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		77,100,000	145,100,000
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		863,800,000	64,900,000
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		41,300,000	1,709,700,000
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		39,700,000	5,200,000
More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		1,445,400,000	28,100,000
Borrowings-principal
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		2,161,900,000	1,706,500,000
Borrowings-principal | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,500,000	7,800,000
Borrowings-principal | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		8,500,000	7,800,000
Borrowings-principal | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		791,700,000	7,800,000
Borrowings-principal | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	1,683,100,000
Borrowings-principal | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Borrowings-principal | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		1,353,200,000	0
Borrowings-interest
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		306,500,000	161,000,000.0
Borrowings-interest | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		57,500,000	46,600,000
Borrowings-interest | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		63,500,000	46,800,000
Borrowings-interest | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		50,400,000	47,200,000
Borrowings-interest | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		34,000,000.0	20,400,000
Borrowings-interest | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		34,100,000	0
Borrowings-interest | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		67,000,000.0	0
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		90,600,000	80,200,000
Lease Liabilities | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		23,100,000	17,200,000
Lease Liabilities | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		18,200,000	13,600,000
Lease Liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		11,200,000	9,900,000
Lease Liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		7,300,000	6,200,000
Lease Liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		5,600,000	5,200,000
Lease Liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		25,200,000	28,100,000
Trade and other payables excluding non-financial liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		647,100,000	601,100,000
Trade and other payables excluding non-financial liabilities | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		647,100,000	601,100,000
Trade and other payables excluding non-financial liabilities | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Trade and other payables excluding non-financial liabilities | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		805,300,000	677,300,000
Sell | Foreign exchange forward contract | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		805,300,000	677,300,000
Sell | Foreign exchange forward contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		868,400,000	1,174,400,000
Sell | Cross currency interest rate swap | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		25,000,000.0	38,500,000
Sell | Cross currency interest rate swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		24,900,000	1,135,900,000
Sell | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		818,500,000	0
Sell | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Sell | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(818,000,000.0)	(647,500,000)
Pay | Foreign exchange forward contract | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(818,000,000.0)	(647,500,000)
Pay | Foreign exchange forward contract | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Foreign exchange forward contract | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Cross currency interest rate swap
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(876,800,000)	(1,093,600,000)
Pay | Cross currency interest rate swap | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(30,800,000)	(34,600,000)
Pay | Cross currency interest rate swap | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(38,000,000.0)	(1,059,000,000)
Pay | Cross currency interest rate swap | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		(808,000,000.0)	0
Pay | Cross currency interest rate swap | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Cross currency interest rate swap | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Pay | Cross currency interest rate swap | More than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities, undiscounted cash flows		0	0
Forecast
Disclosure of maturity analysis for derivative financial liabilities [line items]
Repayment based on excess cashflow calculation		€ 0	€ 0